Property, Plant and Equipment - Capital Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Capital Leased Assets [Line Items]
Capital leased property, plant and equipment, gross	$ 3,302	$ 3,258
Less: Accumulated depreciation	(593)	(350)
Capital leased property, plant and equipment, net	2,709	2,908
Machinery and equipment [Member]
Capital Leased Assets [Line Items]
Capital leased property, plant and equipment, gross	2,663	2,853
Furniture, fixtures and office equipment [Member]
Capital Leased Assets [Line Items]
Capital leased property, plant and equipment, gross	$ 639	$ 405